Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Schedule of Amounts Due from Related Parties	The principal related party balances as of June 30, 2024 and December 31, 2023 are as follows:
		As of June 30, 2024	As of December 31, 2023
		(Unaudited)
Guardforce TH Group Company Limited	(a)	$2,506	$1,804
Shareholders’ of Shenzhen Kewei Robot Technology Co., Limited and its subsidiaries	(b)	-	2,160,000
CSF Mingda Technology Co., Ltd.	(a)	10,580	10,834
		$13,086	$2,172,638
(a)	Amounts due from these related parties represent business advances for operational purposes.
(b)	Amount due from shareholders’ of Shenzhen Kewei Robot Technology Co., Limited and its subsidiaries was settled upon offsetting certain amounts due to related parties pursuant to a settlement plan with Tu Jingyi (“Mr. Tu”) dated March 22, 2024.

Schedule of Amounts Due to Related Parties	Amounts due to related parties:
		As of June 30, 2024	As of December 31, 2023
		(Unaudited)
Tu Jingyi	(a)	$-	$152,725
Guardforce Holdings (HK) Limited	(a)	-	43,337
Guardforce Security (Thailand) Company Limited	(b)	139,287	74,429
Shenzhen Kewei Robot Technology Co., Limited and its subsidiaries	(c)	-	2,528,916
Shenzhen Zhongzhi Yonghao Robot Co., Ltd.	(c)	-	63,718
Guardforce Security Service (Shanghai) Co., Ltd.	(c)	-	35,225
Guardforce Aviation Security Company Limited	(b)	270	156
		$139,557	$2,898,506
(a)	Amounts due to Tu Jingyi and Guardforce Holdings (HK) Limited represents accrued interest on loans. Pursuant to a settlement plan with Tu Jingyi (“Mr. Tu”) dated March 22, 2024, the Company had fully paid off these balances in cash on May 3, 2024.
(b)	Amounts due to related parties represent business advances for operational purposes.

(c)	Amounts due to these related parties were settled upon offsetting the amount due from shareholders’ of Shenzhen Kewei Robot Technology Co., Limited and its subsidiaries pursuant to a settlement plan with Tu Jingyi (“Mr. Tu”) dated March 22, 2024.

Schedule of Short-Term Borrowing from Related Party	Short-term borrowings from related parties:
		As of June 30, 2024	As of December 31, 2023
		(Unaudited)
Guardforce Holdings (HK) Limited	(a)	$-	$1,666,846
Tu Jingyi	(b)	-	1,437,303
		$-	$3,104,149
(a)	On April 17, 2020, the Company borrowed $2,735,000 from Guardforce Holdings (HK) Limited. As of December 31, 2023, the outstanding principal amount of this loan was $1,666,846. The loan is unsecured with an interest rate at 2%. Pursuant to a settlement plan with Tu Jingyi (“Mr. Tu”) dated March 22, 2024, the Company had fully paid off this balance in cash on May 3, 2024.
(b)

On September 1, 2018, the Company entered into an agreement with Tu Jingyi whereby Tu Jingyi loaned $1,437,303 (RMB10 million) to the Company. The loan is unsecured with an interest rate at 1.5%. Pursuant to a settlement plan with Tu Jingyi (“Mr. Tu”) dated March 22, 2024, the Company had fully paid off this balance in cash on May 3, 2024.

For the six months ended June 30, 2024 and 2023, interest expense recorded for borrowings from related parties was $4,575 and $39,949, respectively.

Schedule of Related Party Transactions	The principal related party transactions for the six months ended June 30, 2024 and 2023 are as follows:
		For the six months ended June 30,
Nature		2024	2023
		(Unaudited)	(Unaudited)
Service/ Products received from related parties:
Guardforce Security (Thailand) Company Limited	(a)	$431,193	$68,897
Guardforce Aviation Security Company Limited	(b)	925	600
Shenzhen Kewei Robot Technology Co., Limited	(c)	-	141,569
		$432,118	$211,066

Service/ Products delivered to related parties:
Shenzhen Kewei Robot Technology Co., Limited	(d)	$4,652	$-
(a)	Guardforce Security (Thailand) Company Limited provided security guard services to the Company;
(b)	Guardforce Aviation Security Company Limited provided escort services to the Company;
(c)	During the six months ended June 30, 2023, the Company purchased 207 robots amounting to $229,162 through an asset purchase agreement and $50,927 through placing standard purchase orders. 124 robots amounting to $138,520 were returned by the Company. During the six months ended June 30, 2024, the Company did not make purchases from Shenzhen Kewei Robot Technology Co., Ltd.
(d)	The Company rented robots to Shenzhen Kewei Robot Technology Co., Limited.